Derivative financial instruments (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Schedule of Derivative Instruments [Table Text Block]
		July 31,	January 31,
		2015	2015
	$		$1,769,100

Embedded conversion features		-
Warrants		-	2,030,850
	$

		-	$3,799,950

	2015	2014
Embedded conversion features	$1,769,100	$241,618
Warrants	2,030,850	-

Derivative financial instruments	$3,799,950	$241,618
Less: Current Portion	-	(241,618)
	$3,799,950	-

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Six months	Six months
	Ended July 31,	Ended July 31,
	2015	2014

Derivative financial instruments, beginning of the period	$3,799,950	$241,618
Fair value of warrants and embedded conversion features at commitment dates	-	20,890,900
Fair value mark to market adjustments	(708,900)	13,005,182
Extinguishment of derivative liability upon extinguishment of host contract	-	(240,000)
Reclassification of derivative liability upon change in triggering events	(3,091,050)	-

Derivative financial instruments, end of the period	$-	$33,897,700

	2015	2014
Derivative financial instruments, beginning of the period	$241,618	$-
Fair value of warrants and embedded conversion features at commitment dates	20,890,900	428,876
Fair value mark to market adjustments	(1,921,568)	(9,358)
Extinguishment of derivative liability upon extinguishment of host contract	(240,000)	(177,900)
Reclassification of derivative liability upon change in triggering events	(15,171,000)	-

Derivative financial instruments, end of the period	$3,799,950	$241,618

Schedule of Assumptions used for Fair Value of Derivative Liabilities [Table Text Block]
	Reclassification	January 31,
	Date	2015
Risk-free interest rate	0.89%	0.92%
Expected life (years)	3.17	3.42
Expected volatility (1)	115.02%	136.25%
Stock price	$4.40	$4.80
Dividend yields	0.00%	0.00%

	Reclassification	January 31,	January 31,
	Date	2015	2014
Risk-free interest rate	1.06%	0.92%	0.34%
Expected life (years)	3.22	3.42	1.78
Expected volatility (1)	134.33%	136.25%	132.09%
Stock price	$6.00	$4.80	$3.20
Dividend yields	0.00%	0.00%	0.00%